EMPLOYEE BENEFIT PLANS (Details 5) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Other long term benefits [Member]
Disclosure of employee benefit plans [Line Items]
Present value of the obligation as of January 1		$ 408,245	$ 364,424
Current service cost		41,512	37,433
Interest cost		26,152	26,329
Benefits paid		(45,104)	(38,671)
Unfunded benefit obligation assumed for Grupo Agromercantil at December 31, 2017	[1]	0	340
Loss due to assumption changes and plan experience		4,360	16,893
Foreign currency translation effect		4,156	883
Defined obligation, unfunded as of December 31		439,321	408,245
CIBPension Plan Premium [Member] | Foreign Defined Benefit Plan [Member]
Disclosure of employee benefit plans [Line Items]
First time application effect of IAS 19 to new defined benefit obligationof Transportempo at December 31, 2017	[2]	$ 0	$ 614

[1]	Former employees have been incorporated again in the Company’s payroll due to the private agreement reached between Comamesa (a Guatemalan subsidiary of Grupo Agromercantil and Serviva (security supplier).
[2]	Pursuant to a private agreement reached between Renting and its employees, the Bank’s subsidiary has decided to recognize a new employee benefit plan based on the employees’ seniority and their current salary at the moment when the service is vested.